Income Tax Statement (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Current Income Tax Expense (Benefit)	$ 0
Current Federal Tax Expense (Benefit)	304
Current State and Local Tax Expense (Benefit)	44
Income Tax Reconciliation, Tax Exempt Income	68
Income Tax Reconciliation, Other Adjustments	(2)
Income Tax Expense (Benefit)	414
Discontinued Operation, Tax Effect of Discontinued Operation	(39)
Income Tax Expense (Benefit), Continuing Operations	$ 375
Effective Income Tax Rate, Continuing Operations	0.00%